Financial Instruments- Composition of trade accounts receivable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Trade receivables [line items]
Trade receivables	R$ 522,046	R$ 945,721
Current trade receivables	484,722	886,126
Trade accounts receivable	37,324	59,595
Trade receivables
Disclosure of Trade receivables [line items]
Accounts receivable from subscription services	294,516	232,109
Accounts receivable from equipment rental	135,479	159,771
Loans designated at FVPL	26,866	511,240
Chargeback	58,302	26,783
Receivables from registry operation	35,150	41,449
Services rendered	36,089	13,388
Others	44,078	41,399
Allowance for expected credit losses	R$ (108,434)	R$ (80,418)